Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Money Market Portfolio - Investor Shares | Money Market Portfolio
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Balanced Portfolio - Investor Shares | Balanced Portfolio
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Equity Index Portfolio - Investor Shares | Equity Index Portfolio
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Equity Income Portfolio - Investor Shares | Equity Income Portfolio
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Growth Portfolio - Investor Shares | Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
International Portfolio - Investor Shares | International Portfolio
Expense Example, No Redemption:
1 YEAR	50
3 YEAR	157
5 YEAR	274
10 YEAR	616
Small Company Growth Portfolio - Investor Shares | Small Company Growth Portfolio
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Total Bond Market Index Portfolio - Investor Shares | Total Bond Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
High Yield Bond Portfolio - Investor Shares | High Yield Bond Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Short-Term Investment-Grade Portfolio - Investor Shares | Short-Term Investment-Grade Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Capital Growth Portfolio - Investor Shares | Capital Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Diversified Value Portfolio - Investor Shares | Diversified Value Portfolio
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Total Stock Market Index Portfolio - Investor Shares | Total Stock Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Mid-Cap Index Portfolio - Investor Shares | Mid-Cap Index Portfolio
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
REIT Index Portfolio - Investor Shares | REIT Index Portfolio
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Conservative Allocation Portfolio - Investor Shares | Conservative Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Moderate Allocation Portfolio - Investor Shares | Moderate Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255